RELATED PARTY BALANCES AND TRANSACTIONS - Services provided to the related parties (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided to the related parties	¥ 787,157	¥ 1,050,036	¥ 1,016,463	¥ 1,702,734
Kincheng | Referral service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided to the related parties	108,757		109,000
Kincheng | Loan facilitation service
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided to the related parties	289,961	852,625	349,553	1,303,832
Kincheng | Post-facilitation services
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided to the related parties	268,747	62,042	364,455	169,274
Jinshang | Loan facilitation service
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided to the related parties	62,967	89,582	101,190	165,528
Jinshang | Post-facilitation services
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided to the related parties	36,043	32,644	52,180	50,665
Beijing Zixuan | Loan facilitation service
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided to the related parties		37		37
Beijing Zixuan | Post-facilitation services
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided to the related parties		56		56
Others
RELATED PARTY BALANCES AND TRANSACTIONS
Services provided to the related parties	¥ 20,682	¥ 13,050	¥ 40,085	¥ 13,342